SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Underwriting Results for Segments
The following tables present segment underwriting results for the periods indicated:

	Year Ended December 31, 2025
(Dollars in millions)	Reinsurance Treaty	Global Wholesale & Specialty	Legacy	Total
Gross written premiums	$11,656	$3,481	$2,569	$17,706
Net written premiums	10,625	2,894	1,994	15,513

Premiums earned	$10,496	$2,927	$2,137	$15,560
Incurred losses and LAE	6,679	1,967	2,213	10,859
Commission and brokerage	2,672	596	193	3,461
Other underwriting expenses	243	330	457	1,029
Underwriting gain (loss)	$902	$35	$(726)	$211

Net investment income				2,124
Net gains (losses) on investments				(143)
Corporate expenses				(109)
Interest, fee and bond issue cost amortization expense				(151)
Other income (expense)				(45)
Income (loss) before taxes				$1,887

	Year Ended December 31, 2024
(Dollars in millions)	Reinsurance Treaty	Global Wholesale & Specialty	Legacy	Total
Gross written premiums	$11,547	$3,637	$3,048	$18,232
Net written premiums	10,578	3,054	2,182	15,814

Premiums earned	$10,103	$2,889	$2,194	$15,187
Incurred losses and LAE	6,220	2,053	3,032	11,305
Commission and brokerage	2,564	551	185	3,300
Other underwriting expenses	243	250	445	938
Underwriting gain (loss)	$1,077	$36	$(1,468)	$(356)

Net investment income				1,954
Net gains (losses) on investments				19
Corporate expenses				(95)
Interest, fee and bond issue cost amortization expense				(149)
Other income (expense)				121
Income (loss) before taxes				$1,493

	Year Ended December 31, 2023
(Dollars in millions)	Reinsurance Treaty	Global Wholesale & Specialty	Legacy	Total
Gross written premiums	$10,163	$3,542	$2,931	$16,637
Net written premiums	9,507	3,015	2,209	14,730

Premiums earned	$8,663	$2,686	$2,094	$13,443
Incurred losses and LAE	4,953	1,789	1,685	8,427
Commission and brokerage	2,293	482	176	2,952
Other underwriting expenses	213	235	398	846
Underwriting gain (loss)	$1,204	$180	$(165)	$1,219

Net investment income				1,434
Net gains (losses) on investments				(276)
Corporate expenses				(73)
Interest, fee and bond issue cost amortization expense				(134)
Other income (expense)				(14)
Income (loss) before taxes				$2,154

Schedule of Gross Written Premium by Geographic Region
The following table below presents gross written premiums by geographic region. Allocations have been made on the basis of location of risk.

	United States	Europe	All other

2025	56%	27%	17%
2024	57%	25%	18%
2023	58%	24%	18%